Long-Term Debt - Long-Term Debt (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2014	Jul. 03, 2014
0.25% due 2014, floating interest rate at Libor + 0.017% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2014
Interest rate	0.25%
Description of floating rate basis	Libor + 0.017%
Basis spread on floating rate	0.017%
0.26% due 2015, floating interest rate at Libor + 0.026% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2015
Interest rate	0.26%
Description of floating rate basis	Libor + 0.026%
Basis spread on floating rate	0.026%
0.28% due 2016, floating interest rate at Libor + 0.052% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	0.28%
Description of floating rate basis	Libor + 0.052%
Basis spread on floating rate	0.052%
0.73% due 2016, floating interest rate at Libor + 0.477% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	0.73%
Description of floating rate basis	Libor + 0.477%
Basis spread on floating rate	0.477%
0.61% due 2016, floating interest rate at Libor + 0.373% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2016
Interest rate	0.61%
Description of floating rate basis	Libor + 0.373%
Basis spread on floating rate	0.373%
1.43% due 2020, floating interest rate at Libor + 1.199% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	1.43%
Description of floating rate basis	Libor + 1.199%
Basis spread on floating rate	1.199%
1.29% due 2020, floating interest rate at Libor + 1.056% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	1.29%
Description of floating rate basis	Libor + 1.056%
Basis spread on floating rate	1.056%
1.00% due 2020, floating interest rate at Euribor + 0.917% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	1.00%
Description of floating rate basis	Libor + 0.917%
Basis spread on floating rate	0.917%
0.85% due 2021, floating interest rate at Libor + 0.525% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	0.85%
Description of floating rate basis	Libor + 0.525%
Basis spread on floating rate	0.525%
0.90% due 2021, floating interest rate at Libor + 0.572% [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	0.90%
Description of floating rate basis	Libor + 0.572%
Basis spread on floating rate	0.572%
Zero Coupon due 2019 (Tranche A) [Member]
Debt Instrument [Line Items]
Interest rate	1.00%
1.0% due 2021 (Tranche B) [Member]
Debt Instrument [Line Items]
Interest rate	1.00%
0.43% (weighted average), due 2014-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	0.43%
1.95% (weighted average), due 2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2017
Interest rate	1.95%
0.67% (weighted average), due 2018, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2018
Interest rate	0.67%
0.87% (weighted average), due 2020, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2020
Interest rate	0.87%
6.65% (weighted average), due 2015-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Interest rate	6.65%
Senior Unsecured Convertible Bonds [Member] | Zero Coupon due 2019 (Tranche A) [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2019
Interest rate	0.00%	0.00%
Senior Unsecured Convertible Bonds [Member] | 1.0% due 2021 (Tranche B) [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2021
Interest rate	1.00%	1.00%
Minimum [Member] | 0.43% (weighted average), due 2014-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2014
Minimum [Member] | 6.65% (weighted average), due 2015-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2015
Maximum [Member] | 0.43% (weighted average), due 2014-2023, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2023
Maximum [Member] | 6.65% (weighted average), due 2015-2017, fixed interest rate [Member]
Debt Instrument [Line Items]
Long-term debt maturity date	2017